Income Taxes (Narrative) (Details) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)
Income Tax Contingency [Line Items]
Deferred tax liability		$ 2,489.8				$ 2,073.9				$ 2,489.8	$ 2,073.9
Net operating loss (NOL) carry forwards		2,779.4				2,837.0				2,779.4	2,837.0
Deferred tax assets, valuation allowance		341.0	$ 690.0			1,122.4				$ 341.0	1,122.4
Tax benefit from deferred tax asset valuation allowance			647.0
Number of years in cumulative normalized income position analysis period										3 years
Number of fiscal quarters in cumulative normalized income position analysis period | item										12
Number of fiscal years supporting need for valuation allowance										3 years
Deferred tax asset valuation, change in amount										$ 647.0
Provision for income taxes		(10.2)	$ (560.0)	$ 37.8	$ 44.0	(28.3)	$ (401.2)	$ 18.1	$ 13.5	(488.4)	(397.9)	$ 83.9
Reduction in uncertain tax positions										2.3
Decrease relating to foreign currency revaluation										7.4
Reductions for tax positions of prior years										9.9
Additions for tax positions related to prior years										53.3
Tax benefit from expiration of statues		18.0								18.0
Recognized increase in interest and penalties associated with uncertain tax positions										4.7
Decrease in foreign currency translation, netted against uncertain tax positions										1.8
Accrual for interest and penalties		18.0								18.0
Unrecognized tax benefits total		64.7				67.0				64.7	67.0
Potential decrease to tax benefits, minimum		10.0								10.0
Potential decrease to tax benefits, maximum		15.0								15.0
Pre-Emergence [Member]
Income Tax Contingency [Line Items]
Limit on net operating loss usage, per annum										265.0
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Deferred tax assets, valuation allowance		250.0				1,000.0				250.0	1,000.0
Deferred tax assets no longer subject to limitation/adjustment										1,200.0
Increase to deferred tax liabilities for foreign withholding taxes										3.3
U.S. Federal [Member]
Income Tax Contingency [Line Items]
Net operating loss (NOL) carry forwards						0.0					0.0
Deferred tax asset		2,000.0								2,000.0
Operating loss carryforwards		5,700.0								5,700.0
Deferred tax assets, valuation allowance						700.0					700.0
U.S. Federal [Member] | Not Expected To Be Realized [Member]
Income Tax Contingency [Line Items]
U.S. net federal deferred tax assets							$ 375.0
U.S. Federal [Member] | Pre-Emergence [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards		2,900.0								2,900.0
U.S. Federal [Member] | Post Emergence [Member]
Income Tax Contingency [Line Items]
Reduced tax attributes through tax bases in assets													$ 2,800.0
NOL increase (decrease)													$ (4,300.0)
U.S. State [Member]
Income Tax Contingency [Line Items]
Deferred tax asset		400.0								400.0
Operating loss carryforwards		8,000.0								8,000.0
State NOLs expiring in next fiscal year		260.0								$ 260.0
NOL's expiration dates										Dec. 31, 2016
Deferred tax assets, valuation allowance						300.0					300.0
Deferred tax assets no longer subject to limitation/adjustment											0.0
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Deferred tax asset		400.0								$ 400.0
Operating loss carryforwards		3,100.0								3,100.0
Deferred tax assets, valuation allowance		91.0				141.0				91.0	141.0
Deferred tax asset valuation, change in amount										28.0
Increase to deferred tax liabilities for foreign withholding taxes										6.5
Deferred tax liabilities for withholding and income taxes due to Management		28.0								28.0
Deferred income tax liabilities		24.3								24.3
Reductions for tax positions of prior years										29.0
Foreign Tax Authority [Member] | Subsequent Event [Member]
Income Tax Contingency [Line Items]
Reduction of net deferred tax asset	$ 70.0
Liabilities For Unrecognized Tax Benefits [Member]
Income Tax Contingency [Line Items]
Reductions for tax positions of prior years										9.6
Additions for tax positions related to prior years										35.1
Unrecognized tax benefits total		$ 46.7				$ 53.7				46.7	53.7
CIT Group Inc. [Member]
Income Tax Contingency [Line Items]
Provision for income taxes										(827.2)	$ (769.6)	$ (367.9)
Direct Capital [Member]
Income Tax Contingency [Line Items]
Additions for tax positions related to prior years										9.0
OneWest Bank [Member]
Income Tax Contingency [Line Items]
Additions for tax positions related to prior years										24.0
Tax position, amount offset by decrease to goodwill										$ 9.0
Minimum [Member] | U.S. Federal [Member]
Income Tax Contingency [Line Items]
NOL's expiration dates										Dec. 31, 2027
Maximum [Member] | U.S. Federal [Member]
Income Tax Contingency [Line Items]
NOL's expiration dates										Dec. 31, 2033